WEBs ETF Trust

WEBs Defined Volatility XLB ETF

Schedule of Investments

July 31, 2025 (unaudited)

SECURITY DESCRIPTION	SHARES	VALUE
EXCHANGE-TRADED FUNDS – 52.2%
United States – 52.2%
Materials Select Sector SPDR Fund	1,371	$120,278
TOTAL EXCHANGE-TRADED FUNDS (Cost - $126,036)		120,278

	PRINCIPAL
	AMOUNT
SHORT-TERM INVESTMENTS – 54.0%
Time Deposits – 54.0%
Sumitomo Mitsui Trust Bank, London., 3.68% 08/01/2025	$4,440	4,440
Sumitomo Mitsui Trust Bank, Tokyo, 3.68% 08/01/2025(1)	120,000	120,000
TOTAL TIME DEPOSITS (Cost - $124,440)		124,440
TOTAL SHORT-TERM INVESTMENTS (Cost - $124,440)		124,440

TOTAL INVESTMENTS – 106.2% (Cost - $250,476)		244,718
OTHER ASSETS LESS LIABILITIES – (6.2)%		(14,363)
NET ASSETS – 100.0%		$230,355

TOTAL RETURN SWAPS

						Value and
Counterparty &	Rate		Current			Unrealized
Reference	Paid/	Payment	Notional		Maturity	Appreciation/
Instrument	Received	Frequency	(000)		Date	(Depreciation)
Receive Total Return on Reference Instrument
Clear Street LLC Materials Select Sector SPDR Fund	OBFR + 1.25%	Monthly	USD	304	08/25/2026	$(11,963)

(1)	Position, or a portion thereof, has been segregated to collateralize derivatives outstanding.

Abbreviations used in this schedule:

LLC – Limited Liability Company

OBFR – Overnight Bank Funding Rate